Condensed Statements of Operations (Parenthetical) - Common Class B [Member] - shares	Jan. 10, 2025	Dec. 31, 2024
Ordinary shares subject to forfeiture		875,000
Sponsor [Member]
Number of founder shares issued	958,333
Number of shares hold	6,708,333
Sponsor [Member] | Subsequent Event [Member]
Number of founder shares issued	958,333
Number of shares hold	6,708,333